SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                         Variable Separate Account
                       Anchor Advisor Variable Annuity
                       Polaris Advantage Variable Annuity
                    Polaris Advantage II Variable Annuity
                       Polaris Advisor Variable Annuity
                 Polaris Advisor III Variable Annuity
                     Polaris Protector Variable Annuity
                 Polaris Select Investor Variable Annuity
               Polaris II Platinum Series Variable Annuity

                     Variable Annuity Account Seven
                    Polaris II Asset Manager Annuity
                      Polaris Plus Variable Annuity



      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS Variable Separate Account
                         Polaris Variable Annuity
                       Polaris II Variable Annuity
             Polaris II A-Class Platinum Series Variable Annuity
                     Polaris Advantage Variable Annuity
                    Polaris Advantage II Variable Annuity
                       Polaris Choice Variable Annuity
                     Polaris Choice III Variable Annuity
                       Polaris Choice IV Variable Annuity
                     Polaris Select Investor Variable Annuity

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         VALIC Separate Account A
                  Polaris Choice Elite Variable Annuity

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Effective on or about July 12, 2021, the SA Dogs of Wall Street Portfolio was
renamed the SA Franklin Systematic U.S. Large Cap Value Portfolio (the
"Fund") and Franklin Advisers, Inc. became its subadvisor. Certain other changes were also made to the Fund, including but not limited to, its investment goal, principal investment strategies and techniques.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.




Dated:  July 12, 2021

                 Please keep this Supplement with your Prospectus.